COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
15	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2015 were as follows. The Company's leases do not contain any contingent rent payment terms.

US$
Year ending December 31,
2016	14,828,199
2017	13,603,574
2018	9,070,769
2019	6,367,021
2020	4,217,222
2021 and thereafter	7,974,602
Total	56,061,387

Gross rent expenses incurred under operating leases were US$9,684,871, US$12,615,613 and US$17,504,333 for the years ended December 31, 2013, 2014 and 2015, respectively. Sublease rental income of US$114,361, US$230,503 and US$61,403 for the years ended December 31, 2013, 2014 and 2015, respectively, were recognized as reductions of gross rental expenses.